Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries,

VIEs and subsidiaries of the VIEs have been eliminated upon consolidation. The Group included the results of operations of the acquired businesses from their respective dates of acquisition.

Comparative Information
Comparative Information
The Group separately discloses “Long-term time deposits and held-to-maturity investments” in the consolidated balance sheet as of December 31, 2022 and the comparative information has been adjusted to conform with the current year’s presentation to facilitate comparison.

Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations and amounts of variable considerations of revenue contracts, the allowance for credit losses of accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties and debt securities, fair values of certain debt and equity investments, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced), ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced contents monetized as a film group or individually, fair value of nonmonetary content exchanges, the useful lives of our property and equipment, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of pre-existing
equity interests, noncontrolling interests and redeemable noncontrolling interests , deferred tax valuation allowance, the fair value of share-based awards and estimated forfeitures for share-based awards among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Change in Accounting Estimate
Change in Accounting Estimate
In 2021, the
Group
reviewed and revised the estimated useful life of its servers from four years to five years. As a result of these revisions, depreciation expense decreased by RMB982 million, net income increased by RMB814 million, and basic and diluted net earnings per Class A and Class B ordinary share increased by RMB0.28 and RMB0.28, respectively, for the year ended December 31, 2021.

Currency Translation For Financial Statements Presentation
Currency Translation for Financial Statements Presentation
Translations of amounts from RMB into U.S. dollars (US$) for the convenience of the reader have been calculated at the exchange rate of RMB6.8972 per US$1.00 on December 30, 2022, the last business day in fiscal year 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Foreign Currency
Foreign Currency
The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC Topic 830,
Foreign Currency Matters
. The Group uses the RMB as its reporting currency. The Group uses the exchange rate as of the balance sheet date to translate its assets and liabilities and the average daily exchange rate for each month to translate its income and expense items to reporting currency. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are measured and recorded into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of “Other income, net.”

Segment Reporting
Segment Reporting
As of December 31, 2021 and 2022, the
Group
had two reportable segments, Baidu Core and iQIYI. Baidu Core mainly provides search-based, feed-based and other online marketing services, as well as products and services from its new AI initiatives. iQIYI is an online entertainment service provider that offers original, professionally produced and partner-generated content on its platform. In early April 2018, iQIYI completed its initial public offering (“IPO”) on the Nasdaq Global Market.
The Group’s chief executive officer, who has been identified as the chief operating decision marker (“CODM”), reviews the operating results of Baidu Core and iQIYI, to allocate resources and assess the Group’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280,
 Segment Reporting.

Business Combinations
Business Combinations
The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in “Others, net” in the consolidated statements of comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Cash and Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.
Restricted cash
Restricted cash mainly represents amounts deposited and held in escrow for the acquisition of YY live which has not been closed yet and restricted deposits used as security against convertible senior notes.
In the event that the obligation to maintain such restricted deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets, included in “Restricted cash” in the consolidated balance sheets. Otherwise, they are classified as non-current assets, included in “Other non-current assets” in the consolidated balance sheets.

Accounts Receivable and Contract Asset, net
Accounts Receivable and Contract Assets, net
Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. The Group maintains an allowance for credit losses in accordance with ASC Topic 326,
Credit Losses
(“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Receivables from Online Payment Agencies, net
Receivables from Online Payment Agencies, net
Receivables from online payment agencies are funds due from the third-party online payment service providers for clearing transactions and are included in “Other current assets, net” on the consolidated balance sheets. Funds were paid or deposited by customers or users through these online payment agencies for services provided by the Group. The Group considers and monitors the credit worthiness of the third-party payment service providers and recognizes credit losses based on ongoing credit evaluations. Receivable balances are written off when they are deemed uncollectible. As of December 31, 2021 and 2022, allowance for credit losses provided for the receivables from online payment agencies were insignificant.

Investments
Investments
Short-term
investments
All highly liquid investments with original maturities less than twelve months are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
The Group accounts for short-term debt investments in accordance with ASC Topic 320,
Investments – Debt Securitie
s (“ASC 320”)
.
The Group classifies the short-term investments in debt securities as held-to-maturity,
trading or
available-for-sale,
whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.
Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost less allowance for credit losses.
Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” on the consolidated balance sheets.
The allowance for credit losses of the held-to-maturity debt securities reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt securities and is charged to “Others, net” in the consolidated statements of comprehensive income. Estimated allowance for credit losses is determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2021 and 2022, the allowance for credit losses provided for the held-to-maturity debt securities held by the Group was
RMB338 million and RMB277 million (US$40 million), respectively.
Long-term investments
The Group’s long-term investments consist of equity method investments, equity investments with readily determinable fair value, equity investments without readily determinable fair value, equity investments in private equity funds, other investments accounted for at fair value and available-for-sale
debt investments.
Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323,
Investments-Equity Method and Joint Ventures
(“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Group subsequently adjusts the carrying amount of its investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment and its share of each equity investee’s movement in accumulated other comprehensive income or loss is recognize in other comprehensive income (loss). When calculating its proportionate share of each equity investee’s net income or loss, the Group adjusts the net income or loss of equity investee to include accretion of preferred stock that is classified in temporary equity in the investee’s financial statements, into earnings. The Group will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Group has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Group would continue to report its share of equity method losses in its consolidated statements of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Group’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Group adopted a one-quarter
lag in reporting for its share of equity income/(loss) in majority of its equity method investees.
The Group evaluates its equity method investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Group’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary and is allocated to the individual net assets underlying equity method investments in the following order: 1) reduce any equity method goodwill to zero; 2) reduce the individual basis differences related to the investee’s long-lived assets pro rata based on their amounts relative to the overall basis difference at the impairment date; and 3) reduce the individual basis difference of the investee’s remaining assets in a systematic and rational manner.
For equity investments in private equity funds, over which the Group does not have the ability to exercise significant influence, are measured using the net asset value per share based on the practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) (“NAV practical expedient”).
For equity securities without readily determinable fair value and do not qualify for the NAV practical expedient, the Group elects to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Group; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in “Others, net” in the consolidated statements of comprehensive income.
For equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.
In accordance with ASC Subtopic
946-320,
Financial Services—Investment Companies, Investments—Debt and Equity Securities
(“ASC
946-320”)
,
the Group accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair values of these investments are re-measured
at each reporting date in accordance with ASC 820.
Available-for-sale
debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are currently redeemable at the Group’s option, which are measured at fair value. Interest income is recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income (loss).
Long-term time deposit and
held-to-maturity
investments
Long-term time deposits and held-to-maturity securities are mainly deposits in commercial banks and wealth management products issued by commercial banks and other financial institutions with maturities of greater than one year.
Investments in debt securities with maturities of greater than one year that the Group has positive intent and ability to hold to maturity are classified as long-term held-to-maturity
investments and stated at amortized cost less allowance for credit losses.

Fair Value Measurements of Financial Instruments
Fair Value Measurements of Financial Instruments
Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, the carrying values of the aforementioned financial instruments included in current assets and liabilities approximate their respective fair values because of their general short maturities. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of long-term investments, notes payable and convertible senior notes that are not reported at fair value are disclosed in Note 26.

Fixed Assets
Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 10 to 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which mainly have an estimated residual value of 4% of the cost.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.
Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2020, 2021 and 2022 were insignificant.

Licensed Copyrights, net
Licensed Copyrights, net
Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s platforms. Licensed copyrights are presented on the consolidated balance sheets as current and non-current
based on estimated time of usage.
The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own platforms and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its estimated useful lives.
For the right to broadcast the contents on its own platforms that generates online advertising and membership services revenues, based on factors including historical and estimated future viewership patterns, the content costs are amortized using an accelerated method by content categories over the shorter of each content’s contractual period or estimated useful lives within ten years, beginning with the month of first availability. Content categories accounting for most of the Group’s content include newly released drama series, newly released movies, animations, library drama series and library movies. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC Topic 250,
Accounting Changes and Error Corrections
(“ASC 250”). For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.

Produced Content, net
Produced Content, net
The Group produces original content
in-house
and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content include direct production costs, production overhead and acquisition costs. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. Participation costs are accrued using the individual-film-forecast-computation method, which recognizes the costs in the same ratio as the associated ultimate revenue. Production costs for original content that are predominantly monetized in a film group are capitalized. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Group has demonstrated a history of earning such revenue. The Group estimates ultimate revenue to be earned during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. The capitalized production costs are reported separately as noncurrent assets with caption of “Produced content, net” on the consolidated balance sheets. Based on factors including historical and estimated future viewership consumption patterns, the Group amortizes film costs for produced content that is predominantly monetized in a film group. For produced content that is monetized on its own, the Group considers historical and estimated usage patterns to determine the pattern of amortization for film costs. Based on the estimated patterns, the Group amortizes produced content using an accelerated method over its estimated useful lives within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the consolidated statements of comprehensive income.

Impairment of licensed copyrights and produced contents
Impairment of licensed copyrights and produced content
The Group’s business model is mainly subscription and advertising based, as such the majority of the Group’s content assets (licensed copyrights and produced content) are predominantly monetized with other content assets, whereas a smaller portion of the Group’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on the Group’s Mainland China platform are largely independent of the cash flows of other content launched on the Group’s overseas platform, the Group has identified two separate film groups. The Group reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public’s perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.
When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Group cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Impact of COVID-19
Impact of
COVID-19
In 2020, the Group’s operations were significantly affected by the COVID-19 pandemic. The Group’s online marketing revenues declined compared to the prior period mainly due to weakness in online marketing demand as the customers in certain industries are negatively impacted by COVID-19. The Group’s online marketing services been gradually recovering in 2021, underpinned by improved advertiser sentiment, following the effective control of the domestic outbreaks, the resumption of business activities and the gradual recovery of the general economy in China. However, in 2022, there have been outbreaks of COVID-19 cases from time to time, including the COVID-19 Delta and Omicron variant cases, in multiple cities in China. The Group’s online marketing revenues in 2022 declined from 2021 primarily due to the resurgence of COVID-19 in certain cities in China. In addition, increased market volatility has contributed to larger fluctuations in the valuation of the Group’s equity investments. China began to modify its zero-COVID policy at the end of 2022, and most of the travel restrictions and quarantine requirements were lifted in December 2022. There remains uncertainty as to the future impact of the virus, especially in light of this change in policy. The extent to which the COVID-19 pandemic impacts the Group’s long-term results will depend on future developments which are highly uncertain, unpredictable and beyond the Group’s control, including the frequency, duration and extent of outbreaks of COVID-19, the appearance of new variants with different characteristics, the effectiveness of efforts to contain or treat cases, and future governmental actions that may be taken in response to these developments, such as measures to stimulate the general economy to improve business conditions, especially for SMEs. As a result, certain of the Group’s estimates and assumptions, including the allowance for credit losses, the valuation of certain debt and equity investments, long-term investments, content assets and long-lived assets subject to impairment assessments, require significant judgments and involve a higher degree of variability and volatility that could result in material changes to the Group’s current estimates in future periods.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC Subtopic
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
As of December 31, 2020, the Group has

two
reporting units, consisting of Baidu Core and iQIYI. In the fourth quarter of 2021, the Group changed its reporting units to Baidu Core excluding Smart Living Group (“SLG”), SLG and iQIYI, as the discrete financial information of SLG is available and segment management begins to regularly review operating results of SLG. The goodwill was reassigned to the reporting units affected using a relative fair value allocation approach. As of December 31, 2021 and 2022, the Group has three
reporting units, consisting of Baidu Core excluding SLG, SLG and iQIYI.
The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC
350-20.
In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.
The Group performed qualitative assessments for the reporting unit of Baidu Core excluding SLG in 2021 and 2022. Based on the requirements of ASC
350-20,
the Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Group. The Group weighed all factors in their entirety and concluded that it was not more-likely-than-not
the fair value was less than the carrying amount of Baidu Core excluding SLG, and further impairment testing on goodwill was unnecessary as of December 31, 2021.
Due to the changing market conditions and fluctuations in the share price of the Group, the Group determined to perform quantitative assessment for the reporting unit of Baidu Core excluding SLG in 2022. The Group estimated fair value using the income approach and the market approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary.
No
impairment loss of goodwill related to the reporting unit of Baidu Core excluding SLG was recorded for the years ended December 31, 2021 and 2022.
The Group performed qualitative assessments for the reporting unit of SLG in 2021 and 2022. Based on the requirements of ASC
350-20,
the Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Group. The Group weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of SLG, and further impairment testing on goodwill was unnecessary as of December 31, 2021 and 2022.
The Group elected to choose to bypass the qualitative assessment and proceeded directly to perform a quantitative test for the reporting unit of iQIYI. Subsequent to iQIYI’s IPO, the Group primarily considers the quoted market price of iQIYI’s ordinary shares to determine the fair value of the reporting unit. As of December 31, 2021 and 2022, the fair value of iQIYI exceeded its carrying amount, therefore, goodwill related to the iQIYI reporting unit was not impaired and the Group was not required to perform further testing.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes revenue growth rates and profitability in estimating future cash flows; determining appropriate discount rates and earnings multipliers based on market data of comparable companies engaged in a similar business under the market approach; and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.
On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained.
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Trademarks	– 11 years
Technology	– 5 years
Intellectual property right	– 8 years
Online literature	– 8 years
Others	– 14 years
Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic
350-30,
Intangibles-Goodwill and Other: General Intangibles Other than Goodwill
(“ASC
350-30”).

Impairment of Long-Lived Assets Other Than Goodwill
Impairment of Long-Lived Assets Other Than Goodwill
The Group evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives other than licensed copyrights and produced content, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360,
Property, Plant and Equipment
. When such events occur, the Group assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “Cost of revenues” in the consolidated statements of comprehensive income. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Leases
Leases
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in “Other non-current
assets” on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Revenue Recognition
Revenue Recognition
The Group’s revenues are derived principally from online marketing service and others. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Revenue is recorded net of valued added taxes (“VAT”).
The Group’s revenue recognition policies by types are as follows:
Online marketing services
Performance-based online marketing services
The Group’s auction-based
pay-for-performance
(“P4P”) platform enables customers to bid for priority placement of paid sponsored links and reach users who search for information related to their products or services. P4P online marketing customers can choose from search-based and feed-based online marketing services, and select criteria for their purchase, such as daily spending limit and user profile targeted, including, but not limited to, users from specific regions in China and users online during a specific time period. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when a user clicks on one of the customer-sponsored links or feed-based marketing.
To the extent the Group provides online marketing services based on performance criteria other than cost-per-click,
such as the number of downloads (and user registration) of mobile apps and the pre-determined
ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria.
Baidu Union online marketing services
Baidu Union is a program through which the Group expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union partners’ online properties. The Group acquires traffic from Baidu Union partners and is responsible for service fulfillment, pricing and bearing inventory risks. The services which the Group provided to customers through Baidu Union partners’ online properties include CPC, other performance-based online marketing services and online display advertising services. These services are provided in the same way to customers as those through Baidu’s own platforms or properties. As principal, the Group recognizes revenue from Baidu Union on a gross basis. Payments made to Baidu Union partners are recorded as traffic acquisition costs, which are included in “Cost of revenues” in the consolidated statements of comprehensive income.
Online display advertising services
The Group provides online display advertising services to its customers by integrating text description, image and/or video, and displaying the advertisement in the search result, in Baidu Feed or on other properties. The Group recognizes revenue on a pro-rata basis over the contractual term for cost per time advertising arrangements, commencing on the start date of the display advertisement, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.
Collection
Certain customers of online marketing services are required to pay a deposit before using the Group’s services and are sent automated reminders to replenish their accounts when the balance falls below a designated amount. The deposits received are recorded as “Customer deposits and deferred revenue” on the consolidated balance sheets. The amounts due to the Group are deducted from the deposited amounts when users click on the paid sponsored links in the search results or other performance criteria have been satisfied. In addition, the Group offers payment terms to third-party agents and advertisers based on their historical marketing placements and credibility, consistently with industry practice.

Payment terms and conditions vary by customer and are based on the billing schedule established in the Group’s contracts or purchase orders with customers, but the Group generally provides credit terms to customers within one year; therefore, the Group has determined that its contracts do not include a significant financing component.
Sales incentives
The Group provides sales incentives to third-party agents, which are identified as customers, that entitle them to receive price reductions on the online marketing services by meeting certain cumulative consumption requirements. The Group accounts for these incentives granted to customers as variable consideration and net them against revenue. The amount of variable consideration is measured based on the expected value of incentives to be provided to customers.
Others
Video Membership services
The Group offers membership services to subscribing members with various privileges, which primarily include access to exclusive and ad-free
streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “Customer deposits and deferred revenue” and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand
content purchases and early access to premium content. The Group is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Group retains control over its service delivery to its subscribing members. Typically, payments made to the partners, are recorded as cost of revenues. For the sale of the right to other membership services through strategic cooperation with other parties, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.
Content distribution
The Group generates revenues from
sub-licensing
content assets for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors have a specified license period and provide the Group rights to sub-license
these content assets to other parties. The Group enters into a non-exclusive
sub-license
agreement with a
sub-licensee
for a period that falls within the original exclusive license period. For cash sub-licensing
transactions, the Group is entitled to receive the
sub-license
fee under the
sub-licensing
arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee
(which is provided at or before the beginning of the
sub-license
period). The
sub-licensing
of content assets represents a license of functional intellectual property which grants a right to use the Group’s content assets, and is recognized at the point in time when the content asset is made available for the customer’s use and benefit.
The Group also enters into nonmonetary transactions to exchange online broadcasting rights of content assets with other online video broadcasting companies from time to time. The exchanged content assets provide rights for each party to broadcast the content assets received on its own platform only. Each transferring party retains the right to continue broadcasting the exclusive content on its own platform and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Group estimates the fair value of the content assets received using a market approach based on various factors, including the purchase price of similar non-exclusive
and/or exclusive contents, broadcasting schedule, cast and crew, theme, popularity, and box office. The transaction price of barter transaction revenues is calculated on the individual content asset basis. For a significant barter sublicensing transaction, the Group further reviews the fair value by analyzing against the cost of the content assets bartered out and/or engages a third-party valuation firm to assess the reasonableness of its fair value. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive content assets.
Cloud services
The Group provides enterprise and public sector cloud services and personal cloud services, generally on either a subscription or consumption basis. For enterprise and public sector cloud services, the Group offers a full suite of cloud services and solutions, including IaaS (infrastructure as a service), PaaS (platform as a service) and SaaS (software as a service). For personal cloud services, the Group offers Baidu Drive membership services provided to individual customers. Revenue related to enterprise and public sector cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to enterprise and public sector cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based on the customer’s utilization of such resources. Revenue related to personal cloud services is recognized ratably over the membership period as services are rendered and the receipt of membership fees for services to be delivered over a period of time is initially recorded as “Customer deposits and deferred revenue”.
The Group provides cloud solutions for customers in specific industries, such as smart transportation, finance, manufacturing, energy, telecom and media. Revenue related to cloud solutions, which mainly include integrated hardware, software licensing and installation service, is recognized over time if one of the following criteria is met: (i) the customer simultaneously receives and consumes the benefits as the Group performs; (ii) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (iii) the asset delivered has no alternative use and the Group has an enforceable right to payment for performance completed to date. For performance obligations satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation. Otherwise, revenue is recognized at a point in time when a customer obtains control of a promised asset or service and the Group satisfies its performance obligation.
Baidu Apollo auto solutions
Revenue related to Baidu Apollo auto solutions (Apollo Self-Driving services and DuerOS for Auto), which mainly includes software licensing, are recognized when earned in accordance with the terms of the underlying agreement. Generally, revenue is recognized at a point in time when the intellectual property is made available for the customer’s use and benefit.
Sales of hardware
The Group mainly sells Xiaodu smart device hardware products via third party agents or directly to end customers. Revenue from the sales of hardware is recognized when control of the goods is transferred to customers, which generally occurs when the products are delivered and accepted by the customers. Revenue is recorded net of sales incentives and return allowance.

Other revenue recognition related policies
For arrangements that include multiple promised goods or services, primarily for advertisements to be displayed in different spots, placed under different forms and displayed at different times, enterprise and public sector cloud solution services and Baidu Apollo auto solutions, which mainly include hardware, software licensing and installation services, the Group would evaluate all of the performance obligations in the arrangement to determine whether each performance obligation is distinct. For arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on their relative standalone selling price at contract inception. The Group generally determines standalone selling prices based on the prices charged to customers on a standalone basis or estimates it using an expected cost plus margin approach. For arrangement with multiple components that are not distinct within the context of the contract because they are considered highly interdependent and the customer can only benefit from these promised goods or services in conjunction with one another, the Group accounts for them as one performance obligation.
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Group recognizes a contract asset or a contract liability on the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment.
Contract assets and contract liabilities
Contract liabilities were mainly related to fees for membership services to be provided over the membership period, which were presented as “Customer deposits and deferred revenue” on the consolidated balance sheets. Balances of contract liabilities were
RMB6.3 billion and RMB6.8 billion (US$1.0 billion) as of December 31, 2021 and 2022, respectively. Revenue recognized for the year ended December 31, 2022 that was included in contract liabilities as of January 1, 2022 was RMB5.1
b
illion (US$743 million).
Contract assets mainly represent unbilled amounts related to the Group’s rights to consideration for advertising services and cloud services delivered and are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2021 and 2022, contract assets were RMB
2.9
 billion and RMB
3.4
 billion (US$
493
 million), net of an allowance for credit losses of RMB
85
 million and RMB
285
 million (US$
42
 million), respectively. The increase in the balance of contract assets was primarily due to more outstanding cloud service contracts as of December 31, 2022 compared to the prior year for which the Group had commenced to provide but had not completed all specified services in the contract, which corresponds to when the Group has the right to bill its customers.
As of December 31, 2022, total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of more than one year was RMB3.5 billion (US$503 million), which is expected to be recognized over the next three years.
The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.
The Group’s disaggregated revenue disclosures are presented in Note 25.

Cost of Revenues
Cost of Revenues
Cost of revenues consists primarily of traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll, cost of hardware sold and related costs of operations.
Traffic acquisition costs mainly represent the amounts paid or payable to Baidu Union partners who direct search queries to the Group’s websites or distribute the Group’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Group pays its Baidu Union partners and other business partners a percentage of the fees it earns from its online marketing customers.

Advertising and Promotional Expenses
Advertising and Promotional Expenses
Advertising and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising and promotional expenses for the years ended December 31, 2020, 2021 and 2022 were RMB8.4 billion, RMB12.2 billion and RMB10.2 billion (US$1.5 billion), respectively.

Research and Development Expenses
Research and Development Expenses
Research and development expenses consist primarily of personnel-related costs. The Group expenses research and development costs as they are incurred, except for (i) costs to develop internal-use
software or add significant upgrades and enhancements resulting in additional functionality to internal-use
software that meet the capitalization criteria in accordance with ASC Subtopic
350-40,
Intangibles-Goodwill and Other,
Internal-Use
Software
; and (ii) costs incurred to develop software to be sold/licensed or embedded in its products sold to customers, which are capitalized once technology feasibility is established, which is when a completed detail program design of the product is available in accordance with ASC
950-20,
Costs of Software to be Sold, Leased or Marketed
. Capitalized software development costs have not been material for the periods presented.

Government Subsidies
Government Subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of operating nature with no further conditions to be met are recorded as a reduction of operating expenses in “Selling, general and administrative” in the consolidated statements of comprehensive income when received. The government subsidies with certain operating conditions are recorded as “Deferred income” when received and is recognized as income in “Others, net” or as a reduction of specific operating costs and expenses when the conditions are met for which the grants are intended to compensate. If the government subsidies are related to an asset, it is recognized as a deduction of the carrying amount of the asset when the conditions are met and then recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of comprehensive income.
For the years ended December 31, 2020, 2021 and 2022, government subsidies recorded as a reduction of operating costs and expenses were RMB383 million, RMB520 million and RMB728 million (US$106 million), respectively.

As of December 31, 2021 and 2022, government subsidies recorded as deferred income were RMB
226
 million and RMB
231
 million (US$
33
million), respectively.

Income Taxes
Income Taxes
The Group recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free
liquidation.
The Group applies the provisions of ASC Topic 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. As of December 31, 2021 and 2022, the Group has unrecognized tax benefits of
 RMB
670 million and RMB670 million (US$97 million), respectively, primarily related to the tax-deduction of accrued expenses which were presented in “Other non-current liabilities” in the consolidated balance sheets, if ultimately recognized would impact the annual effective tax rate. It is possible that the amount of unrecognized benefits will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this moment. The Group has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2017 – 2022 remain open to examination by the respective tax authorities. The Group may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

Share-based Compensation
Share-based Compensation
The Group accounts for share-based compensation in accordance with ASC Topic 718,
Compensation-Stock Compensation
(“ASC 718”)
.
The Group has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Group recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

Earnings Per Share ("EPS")
Earnings Per Share (“EPS”)
The Group computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260,
Earnings Per Share
(“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company’s outstanding Class A and Class B ordinary shares were retroactively adjusted for the Share Subdivision as disclosed in Notes 1 and 22. The Group adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.
Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as share options, restricted shares and convertible senior notes have been excluded from the computation of diluted net earnings per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of nonvested share options and restricted shares and contracts that may be settled in the Group’s stock or cash. The dilutive effect of outstanding share options, restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares. The Group adjusts for the securities issued by subsidiaries and equity method investees in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.
The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Group’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Treasury stock
Treasury stock
The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in “Treasury stock” on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to retained earnings.

Contingencies
Contingencies
The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.
When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks
Concentration of Risks
Concentration of credit risk
Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, debt securities, accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties, long-term time deposits and held-to-maturity investments and long-term restricted cash included in “Other non-current assets”. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2022, the Group has

RMB
209.7
 billion (US$
30.4

billion) in cash and cash equivalents, restricted cash, debt investments and long-term restricted cash, which is held by financial institutions in the PRC and international financial institutions outside of the PRC. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and cash equivalents, restricted cash and debt investments back in full. The Group continues to monitor the financial strength of the financial institutions,
85
% and
15
%
of which are held by financial institutions in the mainland China and international financial institutions outside of mainland China, respectively. The Group’s total cash and cash equivalents, restricted cash, and debt investments held at t hree
 financial institutions in mainland China, representing

20
%
,
12%

and
11
% of the Group’s total cash and cash equivalents, restricted cash, and debt investments as of December 31, 2022, respectively.
PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Group does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Group has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Group selected reputable international financial institutions with high rating rates to place its foreign currencies. The Group regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.
Accounts receivable, contract assets and receivables from online payment agencies are typically unsecured and derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and actual losses have generally been within management’s expectations. As of December 31, 2022, the Group had no
single customer with a balance exceeding 10% of the total accounts receivable, contract assets, and receivables from online payment agencies.
No customer generated greater than 10% of total revenues during the years presented.
Amounts due from related parties are typically unsecured. In evaluating the collectability of the amounts due from related parties, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations.
Business and economic risks
The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; cybersecurity regulations; brand maintenance and enhancement; risks associated with the Group’s ability to anticipate user preferences and provide high-quality content in a cost-effective manner; risks associated with the Group’s ability to attract and retain employees necessary to support its growth and risks related to health epidemics, severe weather conditions and other outbreaks.
The Group’s operations could be adversely affected by significant political, economic and social uncertainties and epidemic in mainland China.
Currency convertibility risk
Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Foreign exchange transactions, including foreign currency payments, require the approval of the People’s Bank of China and/or regulatory institutions.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Group are the U.S. dollars and the RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term investments, long-term time deposits and held-to-maturity securities, accounts and notes payable and convertible senior notes denominated in the U.S. dollars. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the U.S. dollars, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against U.S. dollars. The depreciation of the U.S. dollars against the RMB was approximately
8.23%
in 2022. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term investments, long-term time deposits and held-to-maturity securities, notes payable and convertible senior notes are denominated in the U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the U.S. dollar in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars.

Derivative Instruments
Derivative Instruments
ASC Topic 815,
Derivatives and Hedging
(“ASC 815”), requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measures contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.
In June 2022, the FASB issued ASU
2022-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

Accounting Standards Update 2021-10 [Member]
Summary Of Significant Accounting Policies [Line Items]
Recently adopted accounting pronouncements
Adoption of ASU
2021-10
In November 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
(“ASU
2021-10”),
which provides guidance on the disclosure of transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The new guidance is required to be applied either prospectively to all transactions within the scope of ASU
2021-10
that are reflected in financial statements at the date of adoption and new transactions that are entered into after the date of adoption or retrospectively to those transactions. The new guidance is effective for annual periods beginning after December 15, 2021. The Group adopted this guidance on January 1, 2022 with no material impact on its audited consolidated financial statements.